Property, Plant and Equipment, Net (Details Narrative) (Hong Kong Wetouch Electronics Technology Limited) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Hong Kong Wetouch Electronics Technology Limited [Member]
Depreciation expense	$ 979,270	$ 1,025,012